UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-01236

Deutsche Market Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2018 (Unaudited)

Deutsche Global Income Builder Fund

		Shares	Value ($)
Common Stocks 54.7%
Consumer Discretionary 7.3%
Auto Components 0.3%
Bridgestone Corp.		28,100	1,365,747
Nokian Renkaat Oyj		20,410	1,030,832
			2,396,579
Automobiles 1.4%
Daimler AG (Registered)		16,778	1,535,849
Ford Motor Co.		167,254	1,834,777
General Motors Co.		39,391	1,670,572
Honda Motor Co., Ltd.		34,700	1,216,105
Nissan Motor Co., Ltd.		201,300	2,145,393
Subaru Corp.		32,200	1,067,139
Toyota Motor Corp.		30,500	2,089,768
			11,559,603
Diversified Consumer Services 0.1%
New Oriental Education & Technology Group, Inc. (ADR)		11,100	1,022,199
Hotels, Restaurants & Leisure 1.1%
Carnival Corp.		19,516	1,397,541
Darden Restaurants, Inc.		11,860	1,136,781
Las Vegas Sands Corp.		21,675	1,680,246
McDonald's Corp.		9,379	1,605,122
Sands China Ltd.		195,200	1,162,818
Starbucks Corp.		20,425	1,160,344
TUI AG		62,827	1,421,034
			9,563,886
Household Durables 1.1%
Barratt Developments PLC		183,530	1,524,943
Berkeley Group Holdings PLC		15,990	900,417
Garmin Ltd.		22,044	1,387,450
Leggett & Platt, Inc.		22,926	1,066,288
Persimmon PLC		45,956	1,632,570
Sekisui House Ltd.		72,300	1,323,215
Taylor Wimpey PLC		491,351	1,329,710
			9,164,593
Internet & Direct Marketing Retail 0.6%
Amazon.com, Inc.*		2,229	3,234,034
Ctrip.com International Ltd. (ADR)*		20,600	963,668
JD.com, Inc. (ADR)*		19,900	979,677
			5,177,379
Media 1.4%
Comcast Corp. "A"		35,018	1,489,316
Interpublic Group of Companies, Inc.		51,271	1,122,322
ITV PLC		633,584	1,502,322
Omnicom Group, Inc.		14,589	1,118,247
Pearson PLC		145,055	1,428,925
ProSiebenSat.1 Media SE		56,751	2,169,438
Shaw Communications, Inc. "B"		74,629	1,629,096
Time Warner, Inc.		10,108	963,798
Walt Disney Co.		8,700	945,429
			12,368,893
Multiline Retail 0.6%
Kohl's Corp.		16,127	1,044,546
Macy's, Inc.		37,500	973,125
Marks & Spencer Group PLC		293,491	1,255,557
Next PLC		13,682	989,191
Target Corp.		16,596	1,248,351
			5,510,770
Specialty Retail 0.4%
Hennes & Mauritz AB "B"		49,812	880,824
Home Depot, Inc.		8,024	1,612,022
Lowe's Companies, Inc.		9,785	1,024,783
			3,517,629
Textiles, Apparel & Luxury Goods 0.3%
Tapestry, Inc.		21,857	1,028,153
VF Corp.		14,214	1,153,324
			2,181,477
Consumer Staples 4.2%
Beverages 0.9%
Ambev SA (ADR)		269,556	1,851,850
Anheuser-Busch InBev SA		8,062	912,254
Coca-Cola Co.		54,244	2,581,472
PepsiCo, Inc.		16,668	2,005,160
			7,350,736
Food & Staples Retailing 0.9%
Casino Guichard Perrachon SA		14,736	861,534
CVS Health Corp.		15,006	1,180,822
Lawson, Inc.		16,600	1,122,177
Sysco Corp.		22,092	1,388,924
Wal-Mart Stores, Inc.		17,924	1,910,698
Wesfarmers Ltd.		38,140	1,346,422
			7,810,577
Food Products 0.8%
General Mills, Inc.		21,154	1,237,298
Kellogg Co.		16,986	1,156,917
Kraft Heinz Co.		13,547	1,061,949
Nestle SA (Registered)		31,349	2,708,661
The Hershey Co.		8,755	965,939
			7,130,764
Household Products 0.6%
Colgate-Palmolive Co.		14,982	1,112,263
Kimberly-Clark Corp.		9,379	1,097,343
Procter & Gamble Co.		32,120	2,773,241
			4,982,847
Tobacco 1.0%
Altria Group, Inc.		30,549	2,148,817
British American Tobacco PLC		16,048	1,098,045
Imperial Brands PLC		26,573	1,093,594
Japan Tobacco, Inc.		36,200	1,197,714
Philip Morris International, Inc.		24,287	2,604,295
			8,142,465
Energy 4.6%
Energy Equipment & Services 0.1%
Schlumberger Ltd.		12,335	907,609
Oil, Gas & Consumable Fuels 4.5%
BP PLC		333,039	2,369,528
Chevron Corp.		22,282	2,793,049
Enagas SA		42,845	1,167,613
Enbridge, Inc.		30,116	1,102,539
Eni SpA		68,961	1,240,270
Exxon Mobil Corp.		54,884	4,791,373
Gazprom PJSC (ADR)		455,113	2,266,463
Inter Pipeline Ltd.		54,700	1,048,639
JXTG Holdings, Inc.		137,000	908,314
LUKOIL PJSC (ADR)		38,371	2,526,730
Neste Oyj		13,982	966,568
Occidental Petroleum Corp.		20,529	1,539,059
ONEOK, Inc.		23,387	1,376,559
Pembina Pipeline Corp.		39,287	1,339,271
Phillips 66		10,623	1,087,795
Repsol SA		48,500	912,561
Royal Dutch Shell PLC "A"		74,334	2,598,999
Royal Dutch Shell PLC "B"		62,732	2,223,187
Snam SpA		222,582	1,083,002
Statoil ASA		40,493	945,497
TOTAL SA		30,633	1,773,641
TransCanada Corp.		26,261	1,209,073
Valero Energy Corp.		13,108	1,257,975
			38,527,705
Financials 7.7%
Banks 5.0%
Australia & New Zealand Banking Group Ltd.		56,481	1,300,744
Bank of America Corp.		37,100	1,187,200
Bank of Montreal (a)		15,320	1,262,094
Bank of Nova Scotia		22,196	1,474,681
BB&T Corp.		17,857	985,528
Canadian Imperial Bank of Commerce		15,631	1,548,613
Commonwealth Bank of Australia		19,487	1,238,466
Danske Bank AS		23,236	943,860
Hang Seng Bank Ltd.		39,300	935,445
HSBC Holdings PLC		225,257	2,402,251
Intesa Sanpaolo SpA		291,563	1,144,069
Intesa Sanpaolo SpA (RSP)		336,134	1,282,029
Itau Unibanco Holding SA (ADR) (Preferred)		131,777	2,161,143
Japan Post Bank Co., Ltd.		68,900	929,648
JPMorgan Chase & Co.		26,340	3,046,748
KBC Group NV		13,235	1,271,830
Mizuho Financial Group, Inc.		560,500	1,054,050
National Australia Bank Ltd.		50,437	1,183,905
Nordea Bank AB		96,810	1,194,660
People's United Financial, Inc.		71,696	1,410,260
PNC Financial Services Group, Inc.		6,400	1,011,328
Royal Bank of Canada		18,237	1,561,562
Sberbank of Russia PJSC (ADR)		120,772	2,444,425
Skandinaviska Enskilda Banken AB "A"		104,313	1,317,696
Sumitomo Mitsui Financial Group, Inc.		20,400	911,525
Swedbank AB "A"		51,688	1,321,078
Toronto-Dominion Bank		23,673	1,440,011
U.S. Bancorp.		24,281	1,387,416
Wells Fargo & Co.		31,640	2,081,279
Westpac Banking Corp.		49,291	1,229,690
			42,663,234
Capital Markets 0.2%
CME Group, Inc.		10,838	1,663,416
Insurance 2.3%
Ageas		29,178	1,541,051
Allianz SE (Registered)		5,748	1,452,263
Baloise Holding AG (Registered)		5,810	950,699
Japan Post Holdings Co., Ltd.		83,000	989,887
Legal & General Group PLC		380,987	1,463,795
MetLife, Inc.		17,664	849,108
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)		6,357	1,496,029
Poste Italiane SpA 144A		157,176	1,300,425
Power Financial Corp.		34,530	952,523
Prudential Financial, Inc.		7,976	947,708
Sampo Oyj "A"		25,010	1,452,263
Swiss Life Holding AG (Registered)*		2,557	960,163
Swiss Re AG		20,633	2,035,036
The Travelers Companies, Inc.		7,017	1,051,989
Zurich Insurance Group AG		5,828	1,915,429
			19,358,368
Thrifts & Mortgage Finance 0.2%
New York Community Bancorp., Inc.		94,205	1,333,943
Health Care 4.7%
Biotechnology 0.9%
AbbVie, Inc.		29,699	3,332,822
Amgen, Inc.		11,670	2,171,204
Gilead Sciences, Inc.		29,074	2,436,401
			7,940,427
Health Care Equipment & Supplies 0.1%
Medtronic PLC		15,006	1,288,865
Health Care Providers & Services 0.2%
UnitedHealth Group, Inc.		6,168	1,460,459
Pharmaceuticals 3.5%
Astellas Pharma, Inc.		95,600	1,261,006
AstraZeneca PLC		21,050	1,460,469
Bristol-Myers Squibb Co.		22,509	1,409,063
Daiichi Sankyo Co., Ltd.		53,600	1,801,887
Eli Lilly & Co.		15,423	1,256,203
GlaxoSmithKline PLC		148,780	2,789,282
Johnson & Johnson		32,028	4,425,949
Merck & Co., Inc.		38,334	2,271,290
Mitsubishi Tanabe Pharma Corp.		51,900	1,060,629
Novartis AG (Registered)		28,086	2,540,791
Otsuka Holdings Co., Ltd.		27,200	1,207,394
Pfizer, Inc.		100,047	3,705,741
Roche Holding AG (Genusschein)		7,624	1,879,481
Sanofi		12,505	1,104,179
Takeda Pharmaceutical Co., Ltd.		24,700	1,451,411
			29,624,775
Industrials 6.3%
Aerospace & Defense 1.0%
BAE Systems PLC		147,976	1,248,016
Boeing Co.		5,002	1,772,559
Harris Corp.		6,787	1,081,712
Lockheed Martin Corp.		4,689	1,663,891
Raytheon Co.		7,503	1,567,677
United Technologies Corp.		10,212	1,409,358
			8,743,213
Air Freight & Logistics 0.3%
Royal Mail PLC		177,192	1,181,196
United Parcel Service, Inc. "B"		11,567	1,472,710
			2,653,906
Building Products 0.1%
Johnson Controls International PLC		29,491	1,153,983
Commercial Services & Supplies 0.4%
Quad Graphics, Inc.		10	221
Republic Services, Inc.		21,392	1,471,770
Waste Management, Inc.		18,966	1,677,163
			3,149,154
Construction & Engineering 0.4%
Kajima Corp.		98,000	968,599
Obayashi Corp.		87,200	1,047,966
Skanska AB "B"		44,134	896,973
Taisei Corp.		18,900	960,841
			3,874,379
Electrical Equipment 0.5%
ABB Ltd. (Registered)		53,667	1,496,276
Eaton Corp. PLC		16,152	1,356,283
Emerson Electric Co.		21,363	1,543,050
			4,395,609
Industrial Conglomerates 0.6%
3M Co.		8,441	2,114,471
General Electric Co.		78,473	1,268,908
Honeywell International, Inc.		11,255	1,797,086
			5,180,465
Machinery 1.2%
Caterpillar, Inc.		8,705	1,417,000
Cummins, Inc.		7,920	1,488,960
Deere & Co.		7,325	1,219,027
Illinois Tool Works, Inc.		8,354	1,450,839
Ingersoll-Rand PLC		12,064	1,141,616
Kone Oyj "B"		26,782	1,532,880
PACCAR, Inc.		12,300	917,088
Stanley Black & Decker, Inc.		5,523	918,088
			10,085,498
Marine 0.2%
Kuehne + Nagel International AG (Registered)		7,407	1,360,039
Professional Services 0.5%
Adecco Group AG (Registered)		17,145	1,411,020
Nielsen Holdings PLC		36,454	1,363,744
SGS SA (Registered)		521	1,401,089
			4,175,853
Road & Rail 0.2%
Union Pacific Corp.		10,155	1,355,692
Trading Companies & Distributors 0.9%
Fastenal Co.		24,873	1,367,020
ITOCHU Corp.		67,500	1,322,547
Marubeni Corp.		132,200	990,804
Mitsubishi Corp.		47,000	1,313,090
Mitsui & Co., Ltd.		84,800	1,486,738
Sumitomo Corp.		75,400	1,297,761
			7,777,960
Information Technology 10.2%
Communications Equipment 0.5%
Cisco Systems, Inc.		55,962	2,324,661
Motorola Solutions, Inc.		11,693	1,162,986
Nokia Oyj		192,033	924,349
			4,411,996
Electronic Equipment, Instruments & Components 0.4%
Corning, Inc.		27,216	849,684
FLIR Systems, Inc.		18,449	944,773
Kyocera Corp.		13,500	896,661
TE Connectivity Ltd.		9,379	961,629
			3,652,747
Internet Software & Services 2.4%
Alibaba Group Holding Ltd. (ADR)*		11,321	2,312,767
Alphabet, Inc. "A"*		1,934	2,286,413
Alphabet, Inc. "C"*		2,191	2,563,339
Baidu, Inc. (ADR)*		6,774	1,672,636
Facebook, Inc. "A"*		18,898	3,531,847
Mixi, Inc.		20,800	917,395
NetEase, Inc. (ADR)		8,454	2,706,633
Tencent Holdings Ltd. (ADR)		56,365	3,335,117
Yahoo Japan Corp. (a)		287,600	1,383,072
			20,709,219
IT Services 2.0%
Accenture PLC "A"		10,733	1,724,793
Automatic Data Processing, Inc.		12,818	1,584,689
Broadridge Financial Solutions, Inc.		16,986	1,637,620
Fidelity National Information Services, Inc.		14,089	1,442,150
Infosys Ltd. (ADR) (a)		57,500	1,035,575
International Business Machines Corp.		15,655	2,562,724
Mastercard, Inc. "A"		10,733	1,813,877
Paychex, Inc.		21,154	1,443,761
Visa, Inc. "A"		15,423	1,915,999
Western Union Co.		63,359	1,317,234
			16,478,422
Semiconductors & Semiconductor Equipment 1.8%
Analog Devices, Inc.		13,547	1,244,698
Broadcom Ltd.		3,400	843,302
Disco Corp.		4,000	935,788
Intel Corp.		51,896	2,498,274
KLA-Tencor Corp.		12,297	1,350,211
Maxim Integrated Products, Inc.		27,094	1,652,734
Microchip Technology, Inc.		9,932	945,725
QUALCOMM, Inc.		23,939	1,633,837
Texas Instruments, Inc.		15,736	1,725,767
Tokyo Electron Ltd.		7,300	1,368,123
Xilinx, Inc.		18,966	1,384,897
			15,583,356
Software 1.4%
CA, Inc.		38,140	1,367,319
Intuit, Inc.		6,500	1,091,350
Microsoft Corp.		78,193	7,429,117
Oracle Corp.		33,555	1,731,102
			11,618,888
Technology Hardware, Storage & Peripherals 1.7%
Apple, Inc.		47,437	7,942,377
Canon, Inc.		36,000	1,434,130
FUJIFILM Holdings Corp.		21,700	832,857
HP, Inc.		43,158	1,006,445
Samsung Electronics Co., Ltd. (GDR)		1,000	1,184,000
Seagate Technology PLC		21,900	1,208,880
Xerox Corp.		31,472	1,074,139
			14,682,828
Materials 1.2%
Chemicals 0.7%
Air Products & Chemicals, Inc.		5,449	917,448
DowDuPont, Inc.		27,338	2,066,206
GEO Specialty Chemicals, Inc.* (b)		57,540	19,425
Givaudan SA (Registered)		394	948,225
LyondellBasell Industries NV "A"		8,927	1,069,812
Praxair, Inc.		5,683	917,748
			5,938,864
Containers & Packaging 0.2%
International Paper Co.		19,943	1,253,617
Metals & Mining 0.2%
MMC Norilsk Nickel PJSC (ADR)		93,048	1,917,719
Paper & Forest Products 0.1%
UPM-Kymmene Oyj		31,488	1,061,009
Real Estate 2.8%
Equity Real Estate Investment Trusts (REITs)
AvalonBay Communities, Inc.		6,148	1,047,619
Brixmor Property Group, Inc.		72,599	1,178,282
Crown Castle International Corp.		12,713	1,433,645
HCP, Inc.		36,710	883,977
Iron Mountain, Inc.		55,385	1,940,136
Kimco Realty Corp.		84,581	1,345,684
Liberty Property Trust		21,800	902,738
Mid-America Apartment Communities, Inc.		9,500	906,015
National Retail Properties, Inc.		30,877	1,225,199
Prologis, Inc.		14,517	945,202
Public Storage		6,044	1,183,173
Realty Income Corp.		28,001	1,489,373
RioCan Real Estate Investment Trust		65,969	1,292,027
Simon Property Group, Inc.		5,500	898,535
Stockland		276,034	938,647
Ventas, Inc.		23,887	1,336,955
VEREIT, Inc.		310,873	2,238,286
Vicinity Centres		557,028	1,207,415
Welltower, Inc.		26,081	1,564,078
			23,956,986
Telecommunication Services 3.7%
Diversified Telecommunication Services 2.8%
AT&T, Inc.		120,986	4,530,926
BCE, Inc.		32,678	1,528,161
BT Group PLC		379,730	1,377,283
Deutsche Telekom AG (Registered)		67,736	1,187,879
Nippon Telegraph & Telephone Corp.		22,900	1,088,888
Orange SA		52,046	939,864
Proximus SA		29,243	986,088
Singapore Telecommunications Ltd.		475,900	1,287,883
Swisscom AG (Registered)		2,918	1,593,888
Telefonica SA		92,149	944,206
Telenor ASA		55,806	1,306,669
Telia Co. AB		290,430	1,457,697
TELUS Corp.		37,098	1,396,755
Verizon Communications, Inc.		73,050	3,949,814
			23,576,001
Wireless Telecommunication Services 0.9%
KDDI Corp.		36,500	920,441
NTT DoCoMo, Inc.		128,200	3,175,936
Tele2 AB "B"		79,995	1,000,559
Vodafone Group PLC		818,446	2,610,009
			7,706,945
Utilities 2.0%
Electric Utilities 1.4%
American Electric Power Co., Inc.		12,871	885,268
Duke Energy Corp.		14,589	1,145,237
Endesa SA		64,330	1,445,627
Entergy Corp.		11,408	897,696
Exelon Corp.		23,759	914,959
FirstEnergy Corp.		30,169	992,560
Fortum Oyj		44,926	974,160
NextEra Energy, Inc.		6,027	954,797
PPL Corp.		31,471	1,002,981
Southern Co.		24,385	1,100,007
SSE PLC		65,443	1,212,131
			11,525,423
Multi-Utilities 0.6%
CenterPoint Energy, Inc.		32,683	921,007
Consolidated Edison, Inc.		11,104	892,317
Dominion Energy, Inc.		11,833	904,515
National Grid PLC		80,360	918,155
Public Service Enterprise Group, Inc.		18,511	960,166
WEC Energy Group, Inc.		14,118	907,787
			5,503,947
Total Common Stocks (Cost $410,743,668)			466,132,916
Preferred Stocks 5.2%
Financials 4.1%
AGNC Investment Corp. Series C, 7.0%		64,439	1,639,328
AGNC Investment Corp. Series B, 7.75%		80,000	2,060,000
Bank of America Corp. Series Y, 6.5%		75,000	1,959,750
BB&T Corp. 5.625%		75,000	1,937,250
Capital One Financial Corp. Series G, 5.2%		100,000	2,421,000
Charles Schwab Corp. Series D, 5.95%		75,000	1,973,250
Citigroup, Inc. Series S, 6.3%		75,000	1,988,250
Fifth Third Bancorp. Series I, 6.625%		75,000	2,121,000
JPMorgan Chase & Co. Series AA, 6.1%		75,000	1,935,000
KeyCorp Series E, 6.125%		75,000	2,119,125
Kimco Realty Corp. Series L, 5.125%		75,000	1,714,500
Morgan Stanley Series K, 5.85%		75,000	1,961,250
PNC Financial Services Group, Inc. Series P, 6.125%		75,000	2,075,250
Prologis, Inc. Series Q, 8.54%		236	17,138
Regions Financial Corp. Sereis B, 6.375%		80,000	2,199,200
Simon Property Group, Inc. Series J, 8.375%		17,000	1,173,170
The Goldman Sachs Group, Inc. Series J, 5.5%		73,000	1,901,650
VEREIT, Inc. Series F, 6.7%		75,000	1,893,000
Wells Fargo & Co. Series Y, 5.625%		75,000	1,883,250
			34,972,361
Industrial 0.2%
General Electric Co. 4.7%		60,000	1,485,000
Telecommunication Services 0.5%
AT&T, Inc. 5.35%		100,000	2,504,000
Verizon Communications, Inc. 5.9%		60,000	1,551,000
			4,055,000
Utilities 0.4%
Dominion Energy, Inc. Series A, 5.25%		60,000	1,432,800
Southern Co. 5.25%		100,000	2,378,000
			3,810,800
Total Preferred Stocks (Cost $46,052,058)			44,323,161
Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (b) (Cost $90,209)		506	22,262
		Principal Amount ($) (c)	Value ($)
Corporate Bonds 15.9%
Consumer Discretionary 2.4%
1011778 B.C. Unlimited Liability Co., 144A, 5.0%, 10/15/2025		2,000,000	2,002,500
Altice Financing SA, 144A, 7.5%, 5/15/2026		1,800,000	1,869,750
American Axle & Manufacturing, Inc., 144A, 6.25%, 4/1/2025 (a)		1,750,000	1,828,750
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		105,000	109,200
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		128,000	129,920
CCO Holdings LLC, 144A, 5.875%, 5/1/2027		2,035,000	2,096,050
Cequel Communications Holdings I LLC, 144A, 5.125%, 12/15/2021		1,390,000	1,395,213
Charter Communications Operating LLC, 3.75%, 2/15/2028		750,000	708,052
Clear Channel Worldwide Holdings, Inc., Series B, 6.5%, 11/15/2022		595,000	612,535
CSC Holdings LLC:
5.25%, 6/1/2024		185,000	180,375
144A, 5.5%, 4/15/2027		1,800,000	1,822,500
144A, 10.125%, 1/15/2023		1,000,000	1,128,125
CVS Health Corp., 5.125%, 7/20/2045		230,000	257,101
Dana, Inc., 5.5%, 12/15/2024		170,000	177,225
DISH DBS Corp., 5.0%, 3/15/2023 (a)		845,000	792,483
General Motors Co., 6.6%, 4/1/2036		110,000	133,331
MDC Partners, Inc., 144A, 6.5%, 5/1/2024		50,000	50,375
Mediacom Broadband LLC, 6.375%, 4/1/2023		145,000	149,350
Nordstrom, Inc.:
4.0%, 3/15/2027 (a)		285,000	280,379
5.0%, 1/15/2044		445,000	429,998
Penske Automotive Group, Inc., 5.5%, 5/15/2026		165,000	167,838
Toll Brothers Finance Corp., 4.875%, 11/15/2025		2,000,000	2,082,500
Viking Cruises Ltd., 144A, 6.25%, 5/15/2025		265,000	274,275
Virgin Media Secured Finance PLC, 144A, 5.25%, 1/15/2026		2,000,000	2,035,000
			20,712,825
Consumer Staples 0.3%
B&G Foods, Inc., 5.25%, 4/1/2025		1,030,000	1,031,288
BAT Capital Corp., 144A, 4.54%, 8/15/2047		385,000	396,845
Kraft Heinz Foods Co., 4.375%, 6/1/2046		920,000	899,426
Molson Coors Brewing Co., 4.2%, 7/15/2046		160,000	159,451
			2,487,010
Energy 3.9%
Antero Resources Corp., 5.125%, 12/1/2022		440,000	449,464
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		65,000	67,437
Canadian Natural Resources Ltd., 4.95%, 6/1/2047		285,000	313,336
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/2025		2,000,000	2,155,000
Chesapeake Energy Corp., 144A, 8.0%, 1/15/2025		630,000	636,300
Continental Resources, Inc., 5.0%, 9/15/2022		2,500,000	2,531,250
Crestwood Midstream Partners LP, 6.25%, 4/1/2023		2,000,000	2,085,000
Enbridge, Inc., 5.5%, 7/15/2077		1,500,000	1,500,105
Energy Transfer Equity LP, 5.5%, 6/1/2027		1,000,000	1,053,770
Energy Transfer LP, 5.95%, 10/1/2043		110,000	118,008
Energy Transfer Partners LP, 4.5%, 11/1/2023		150,000	153,823
EnLink Midstream Partners LP, 5.45%, 6/1/2047		435,000	464,809
Hess Corp., 5.8%, 4/1/2047		300,000	340,149
Hilcorp Energy I LP, 144A, 5.75%, 10/1/2025		870,000	896,100
Kinder Morgan Energy Partners LP, 4.7%, 11/1/2042		535,000	527,559
Laredo Petroleum, Inc., 6.25%, 3/15/2023		210,000	217,350
MEG Energy Corp., 144A, 6.5%, 1/15/2025 (a)		500,000	488,750
Noble Energy, Inc., 3.85%, 1/15/2028		615,000	613,575
Noble Holding International Ltd., 5.75%, 3/16/2018		60,000	60,150
Oasis Petroleum, Inc., 6.875%, 3/15/2022 (a)		580,000	597,400
Petroleos Mexicanos, REG S, 3.75%, 2/21/2024	EUR	2,720,000	3,663,680
Plains All American Pipeline LP:
2.85%, 1/31/2023		230,000	221,037
4.3%, 1/31/2043		380,000	344,490
Range Resources Corp.:
4.875%, 5/15/2025		140,000	135,975
5.0%, 8/15/2022		2,000,000	2,015,000
5.875%, 7/1/2022		175,000	182,000
Southwestern Energy Co., 7.75%, 10/1/2027		1,000,000	1,045,000
State Oil Co. of the Azerbaijan Republic, REG S, 4.75%, 3/13/2023		3,000,000	3,067,500
Sunoco Logistics Partners Operations LP, 5.3%, 4/1/2044		95,000	95,727
Targa Resources Partners LP, 5.375%, 2/1/2027		2,000,000	2,035,000
Weatherford International Ltd., 9.875%, 2/15/2024 (a)		1,500,000	1,635,000
Whiting Petroleum Corp., 6.25%, 4/1/2023 (a)		985,000	1,014,550
WPX Energy, Inc.:
5.25%, 9/15/2024		2,000,000	2,025,000
6.0%, 1/15/2022		500,000	526,250
8.25%, 8/1/2023		210,000	240,975
			33,516,519
Financials 4.5%
AerCap Ireland Capital DAC, 3.75%, 5/15/2019		70,000	70,936
Akbank Turk AS, 144A, 5.0%, 10/24/2022		3,000,000	3,019,050
Barclays PLC, 4.836%, 5/9/2028		4,300,000	4,408,445
BNP Paribas SA:
144A, 4.625%, 3/13/2027		1,410,000	1,481,083
144A, 6.75%, 3/14/2022		4,000,000	4,310,000
BPCE SA, 144A, 4.875%, 4/1/2026		3,300,000	3,479,885
Credit Suisse Group AG:
144A, 4.282%, 1/9/2028		500,000	513,793
144A, 7.5%, 12/11/2023		1,500,000	1,706,250
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044		220,000	223,993
FS Investment Corp., 4.75%, 5/15/2022		310,000	315,503
HSBC Holdings PLC:
4.375%, 11/23/2026		640,000	659,068
6.0%, 5/22/2027		1,500,000	1,569,375
KKR Group Finance Co. III LLC, 144A, 5.125%, 6/1/2044		150,000	161,978
Legg Mason, Inc., 5.625%, 1/15/2044		210,000	232,576
Lincoln Finance Ltd., 144A, 7.375%, 4/15/2021		105,000	109,200
National Savings Bank, 144A, 5.15%, 9/10/2019		500,000	504,350
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044		190,000	218,208
Royal Bank of Scotland Group PLC, 7.5%, 8/10/2020		5,000,000	5,293,750
Swiss Re Treasury U.S. Corp., 144A, 4.25%, 12/6/2042		140,000	143,045
TC Ziraat Bankasi AS:
144A, 5.125%, 5/3/2022		1,600,000	1,596,250
144A, 5.125%, 9/29/2023		1,500,000	1,477,116
The Goldman Sachs Group, Inc., Series P, 5.0%, 11/10/2022		2,000,000	1,961,240
Turkiye Garanti Bankasi AS, 144A, 5.25%, 9/13/2022 (a)		1,775,000	1,806,897
Voya Financial, Inc., 4.8%, 6/15/2046		165,000	180,847
Westpac Banking Corp., 5.0%, 9/21/2027		2,605,000	2,578,418
			38,021,256
Health Care 0.4%
Allergan Funding SCS, 4.75%, 3/15/2045		32,000	33,770
Celgene Corp., 5.0%, 8/15/2045		120,000	132,487
Endo Dac:
144A, 6.0%, 7/15/2023		230,000	180,262
144A, 6.0%, 2/1/2025		160,000	120,301
Express Scripts Holding Co., 4.8%, 7/15/2046		235,000	249,857
HCA, Inc., 4.5%, 2/15/2027		2,000,000	1,992,500
LifePoint Health, Inc., 5.375%, 5/1/2024		45,000	43,369
Mylan NV, 5.25%, 6/15/2046		225,000	242,280
Tenet Healthcare Corp., 6.75%, 6/15/2023 (a)		420,000	413,742
			3,408,568
Industrials 0.6%
Bombardier, Inc., 144A, 5.75%, 3/15/2022		1,480,000	1,485,624
Masonite International Corp., 144A, 5.625%, 3/15/2023		145,000	150,800
Park Aerospace Holdings Ltd., 144A, 5.25%, 8/15/2022		850,000	839,375
United Rentals North America, Inc., 5.875%, 9/15/2026		2,000,000	2,142,500
			4,618,299
Information Technology 0.3%
Cardtronics, Inc., 5.125%, 8/1/2022		135,000	130,612
Dell International LLC, 144A, 8.1%, 7/15/2036		130,000	165,229
Expedia, Inc., 3.8%, 2/15/2028		820,000	781,667
Netflix, Inc., 4.375%, 11/15/2026 (a)		1,000,000	977,190
Pitney Bowes, Inc., 3.625%, 9/15/2020		215,000	213,925
Seagate HDD Cayman, 144A, 4.25%, 3/1/2022		400,000	405,813
			2,674,436
Materials 1.7%
AK Steel Corp., 7.0%, 3/15/2027 (a)		2,500,000	2,556,250
Ardagh Packaging Finance PLC, 144A, 7.25%, 5/15/2024		2,000,000	2,149,400
Cascades, Inc., 144A, 5.5%, 7/15/2022		36,000	36,720
CF Industries, Inc., 144A, 4.5%, 12/1/2026		95,000	97,860
Chemours Co., 6.625%, 5/15/2023		1,750,000	1,844,062
Constellium NV, 144A, 6.625%, 3/1/2025 (a)		1,000,000	1,055,000
Evraz Group SA, 144A, 5.375%, 3/20/2023		1,600,000	1,650,480
Glencore Funding LLC, 144A, 4.625%, 4/29/2024		80,000	83,727
Hexion, Inc., 6.625%, 4/15/2020		315,000	287,044
Teck Resources Ltd., 144A, 8.5%, 6/1/2024		50,000	56,438
Tronox Finance LLC, 144A, 7.5%, 3/15/2022		245,000	254,187
United States Steel Corp.:
6.875%, 8/15/2025		2,000,000	2,100,000
144A, 8.375%, 7/1/2021		60,000	64,800
Vedanta Resources PLC, 144A, 7.125%, 5/31/2023		1,800,000	1,921,500
WR Grace & Co-Conn, 144A, 5.625%, 10/1/2024		60,000	64,650
			14,222,118
Real Estate 0.3%
CBL & Associates LP:
(REIT), 5.25%, 12/1/2023		200,000	187,072
(REIT), 5.95%, 12/15/2026 (a)		485,000	446,926
Government Properties Income Trust, (REIT), 4.0%, 7/15/2022		555,000	556,804
Hospitality Properties Trust, (REIT), 3.95%, 1/15/2028		400,000	382,796
Omega Healthcare Investors, Inc., (REIT), 4.75%, 1/15/2028 (a)		490,000	477,168
Select Income REIT:
(REIT), 4.15%, 2/1/2022		260,000	259,876
(REIT), 4.25%, 5/15/2024		210,000	205,902
VEREIT Operating Partnership LP:
(REIT), 4.125%, 6/1/2021		40,000	41,335
(REIT), 4.875%, 6/1/2026		35,000	36,300
			2,594,179
Telecommunication Services 0.8%
AT&T, Inc.:
4.5%, 5/15/2035		450,000	443,228
5.15%, 2/14/2050		560,000	566,455
CenturyLink, Inc.:
Series T, 5.8%, 3/15/2022		395,000	385,125
Series Y, 7.5%, 4/1/2024 (a)		370,000	372,775
Frontier Communications Corp.:
6.875%, 1/15/2025		415,000	260,412
7.125%, 1/15/2023		940,000	636,850
8.5%, 4/15/2020 (a)		648,000	632,610
Intelsat Jackson Holdings SA, 7.25%, 10/15/2020		1,500,000	1,308,750
Sprint Corp., 7.125%, 6/15/2024		1,485,000	1,506,042
Telefonica Emisiones SAU, 5.213%, 3/8/2047		325,000	366,026
Verizon Communications, Inc., 4.272%, 1/15/2036		250,000	247,726
Zayo Group LLC, 6.375%, 5/15/2025		265,000	277,919
			7,003,918
Utilities 0.7%
AmeriGas Partners LP, 5.75%, 5/20/2027		2,000,000	2,047,500
Calpine Corp.:
5.375%, 1/15/2023 (a)		340,000	335,750
5.75%, 1/15/2025 (a)		110,000	104,225
Dynegy, Inc., 7.625%, 11/1/2024		485,000	523,994
Electricite de France SA, 144A, 4.75%, 10/13/2035		390,000	422,132
Eskom Holdings SOC Ltd., 144A, 6.75%, 8/6/2023		1,100,000	1,139,787
NGL Energy Partners LP, 5.125%, 7/15/2019		175,000	177,625
NRG Energy, Inc., 6.25%, 5/1/2024		870,000	909,481
Southern Power Co., Series F, 4.95%, 12/15/2046		123,000	133,262
			5,793,756
Total Corporate Bonds (Cost $134,454,477)			135,052,884
Asset-Backed 0.9%
Miscellaneous
Dell Equipment Finance Trust, "D", Series 2017-1, 144A, 3.44%, 4/24/2023		980,000	969,188
Domino's Pizza Master Issuer LLC, "A23", Series 2017-1A, 144A, 4.118%, 7/25/2047		1,582,050	1,609,926
Dryden Senior Loan Fund, "B", Series 2017-49A, 144A, 3-month USD-LIBOR + 1.700%, 3.434% **, 7/18/2030		1,130,000	1,138,943
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		617,937	606,583
Venture XXVIII CLO Ltd., "A2", Series 2017-28A, 144A, 3-month USD-LIBOR + 1.110%, 2.855% **, 7/20/2030		2,000,000	2,005,398
Wendys Funding LLC, "A2I", Series 2018-1A, 144A, 3.573%, 3/15/2048		930,000	929,710
Total Asset-Backed (Cost $7,219,807)			7,259,748
Mortgage-Backed Securities Pass-Throughs 0.3%
Federal Home Loan Mortgage Corp., 6.0%, 11/1/2021		28,674	31,865
Federal National Mortgage Association, 4.0%, 12/1/2042		2,434,799	2,526,061
Government National Mortgage Association, 6.5%, 8/20/2034		51,049	58,903
Total Mortgage-Backed Securities Pass-Throughs (Cost $2,660,191)			2,616,829
Commercial Mortgage-Backed Securities 1.0%
CHT Mortgage Trust, "D", Series 2017-CSMO, 144A, 1-month USD-LIBOR + 2.250%, 3.81% **, 11/15/2036		2,000,000	2,006,892
CSAIL Commercial Mortgage Trust, "A4", Series 2015-C4, 3.808%, 11/15/2048		1,450,000	1,498,615
FHLMC Multifamily Structured Pass-Through Certificates, "X1", Series K043, Interest Only, 0.546% **, 12/25/2024		7,430,093	239,616
GMAC Commercial Mortgage Securities, Inc., "G", Series 2004-C1, 144A, 5.455%, 3/10/2038		2,413,571	2,256,689
JPMBB Commercial Mortgage Securities Trust:
"A4", Series 2015-C28, 3.227%, 10/15/2048		2,185,000	2,178,905
"A3", Series 2014-C19, 3.669%, 4/15/2047		200,000	205,177
Total Commercial Mortgage-Backed Securities (Cost $8,583,874)			8,385,894
Collateralized Mortgage Obligations 1.8%
Fannie Mae Connecticut Avenue Securities, "1M1", Series 2016-C02, 1-month USD-LIBOR + 2.150%, 3.711% **, 9/25/2028		757,989	764,578
Federal Home Loan Mortgage Corp.:
"H", Series 4865, 4.0%, 8/15/2044		3,041,392	3,134,489
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		286,771	45,979
"C31", Series 303, Interest Only, 4.5%, 12/15/2042		5,023,239	1,124,502
"LI", Series 3720, Interest Only, 4.5%, 9/15/2025		1,534,185	161,622
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		1,520,568	116,891
Federal National Mortgage Association:
"WO", Series 2013-27, Principal Only, Zero Coupon, 12/25/2042		1,200,000	722,747
"ZL" , Series 2017-55, 3.0%, 10/25/2046		1,526,448	1,323,884
"4", Series 406, Interest Only, 4.0%, 9/25/2040		1,277,040	266,372
"JZ", Series 2012-4, 4.0%, 9/25/2041		3,233,307	3,430,446
"I", Series 2003-84, Interest Only, 6.0%, 9/25/2033		343,041	57,299
Fredddie Mac Structured Agency Credit Risk Debt Notes, "M2", Series 2017-DNA3, 1-month USD-LIBOR + 2.500%, 4.061% **, 3/25/2030		1,000,000	1,035,846
Government National Mortgage Association:
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		1,177,229	149,480
"QI", Series 2011-112, Interest Only, 4.0%, 5/16/2026		667,841	61,207
"BI", Series 2010-30, Interest Only, 4.5%, 7/20/2039		196,790	23,214
"IP", Series 2014-11, Interest Only, 4.5%, 1/20/2043		1,452,803	205,031
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		124,044	25,636
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		169,957	32,769
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		822,297	153,777
"IQ", Series 2011-18, Interest Only, 5.5%, 1/16/2039		205,644	19,119
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		801,414	138,216
"SC", Series 2002-33, Interest Only, 1-month USD-LIBOR + 7.400%, 5.841% ** , 5/16/2032		595,409	84,028
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		576,786	102,023
RESIMAC, "A2", Series 2017-2, Australian Bank Bill Short Term Rates 1 Month Mid + 1.200%, 2.9% **, 1/15/2049	AUD	2,940,000	2,373,200
Total Collateralized Mortgage Obligations (Cost $14,307,061)			15,552,355
Government & Agency Obligations 5.3%
Other Government Related (d) 0.5%
Vnesheconombank, 144A, 6.025%, 7/5/2022 (a)		4,000,000	4,321,600
Sovereign Bonds 4.4%
Export Credit Bank of Turkey, 144A, 5.375%, 10/24/2023		1,500,000	1,516,650
Government of Indonesia, Series FR56, 8.375%, 9/15/2026	IDR	94,020,000,000	8,040,362
Ivory Coast Government International Bond, 144A, 6.375%, 3/3/2028		400,000	424,411
Kingdom of Bahrain, 144A, 6.125%, 8/1/2023		1,500,000	1,560,870
Mexican Udibonos Inflation-Linked Bond, Series S, 2.0%, 6/9/2022	MXN	39,775,607	2,007,293
Republic of Angola, 144A, 9.5%, 11/12/2025		1,450,000	1,697,718
Republic of Argentina, Series NY, Step-up Coupon, 2.5% to 3/31/2019, 3.75% to 3/31/2029, 5.25% to 12/31/2038		9,000,000	6,309,000
Republic of Hungary, Series 19/A, 6.5%, 6/24/2019	HUF	90,600,000	394,678
Republic of Namibia, 144A, 5.25%, 10/29/2025		2,250,000	2,300,670
Republic of Nigeria, 144A, 6.5%, 11/28/2027		780,000	809,312
Republic of Portugal, 144A, 5.125%, 10/15/2024		1,200,000	1,289,724
Republic of Senegal, 144A, 6.25%, 7/30/2024		5,500,000	5,849,800
Republic of Sri Lanka, 144A, 5.75%, 1/18/2022		525,000	543,388
Republic of Zambia, 144A, 5.375%, 9/20/2022		2,000,000	1,946,360
United Mexican States, Series M, 5.75%, 3/5/2026	MXN	55,104,200	2,634,213
			37,324,449
U.S. Treasury Obligations 0.4%
U.S. Treasury Bond, 3.0%, 5/15/2047		1,110,000	1,122,097
U.S. Treasury Notes:
0.75%, 4/30/2018		1,000,000	998,298
1.625%, 8/31/2022 (e)		1,000,000	962,227
2.375%, 5/15/2027		30,000	29,147
			3,111,769
Total Government & Agency Obligations (Cost $43,367,050)			44,757,818
Convertible Bond 0.1%
Materials
GEO Specialty Chemicals, Inc., 3-month USD-LIBOR + 14.0%, 15.709% PIK **, 10/18/2025 (b) (Cost $745,156)		740,471	936,326
Loan Participations and Assignments 1.1%
Senior Loans **
Altice U.S. Finance I Corp., Term Loan, 1-month USD LIBOR + 2.250%, 3.824%, 7/28/2025		3,563	3,575
Berry Plastics Group, Inc., Term Loan O, 1-month USD LIBOR + 2.000%, 3.554%, 2/8/2020		1,265	1,274
DaVita HealthCare Partners, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 4.324%, 6/24/2021		2,301,220	2,334,300
FCA U.S. LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 3.57%, 12/31/2018		582,217	584,404
Hilton Worldwide Finance LLC, Term Loan B2, 1-month USD LIBOR + 2.000%, 3.561%, 10/25/2023		1,749,939	1,764,883
NRG Energy, Inc., Term Loan B, 3-month USD LIBOR + 2.250%, 3.943%, 6/30/2023		1,094,276	1,101,903
Outfront Media Capital LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 3.561%, 3/18/2024		1,237,500	1,246,342
Ply Gem Industries, Inc., Term Loan, 3-month USD LIBOR + 3.000%, 4.693%, 2/1/2021		501,123	505,821
SBA Senior Financial II LLC, Term Loan B1, 1-month USD LIBOR + 2.250%, 3.83%, 3/24/2021		714,589	720,345
TransDigm, Inc.:
Term Loan F, 1-month USD LIBOR + 2.750%, 4.323% , 6/9/2023		848,155	856,971
Term Loan F, 3-month USD LIBOR + 2.750%, 4.443% , 6/9/2023		442,472	447,072
Total Loan Participations and Assignments (Cost $9,482,506)			9,566,890
Municipal Bonds and Notes 0.1%
New York, NY, General Obligation, Series C, 5.0%, 8/1/2033(Cost $714,054)		620,000	714,209
		Shares	Value ($)
Exchange-Traded Funds 8.7%
iShares Global REIT ETF		639,000	16,415,910
SPDR Bloomberg Barclays High Yield Bond ETF (a)		558,000	20,478,600
VanEck Vectors JPMorgan EM Local Currency Bond ETF		1,068,133	21,031,539
Vanguard REIT ETF		200,349	15,917,728
Total Exchange-Traded Funds (Cost $74,614,126)			73,843,777
		Principal Amount ($)	Value ($)
Short-Term U.S. Treasury Obligations 3.0%
U.S. Treasury Bills:
1.18% ***, 8/16/2018 (f)		18,295,000	18,131,776
1.381% ***, 10/11/2018 (g)		80,000	79,057
1.381% ***, 10/11/2018 (g)		7,420,000	7,332,510
Total Short-Term U.S. Treasury Obligations (Cost $25,604,989)			25,543,343
		Shares	Value ($)
Securities Lending Collateral 3.4%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 1.25% (h) (i) (Cost $29,135,497)		29,135,497	29,135,497
Cash Equivalents 0.6%
Deutsche Central Cash Management Government Fund, 1.34% (h) (Cost $5,418,158)		5,418,158	5,418,158
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $813,192,881)		102.1	869,262,067
Other Assets and Liabilities, Net		(2.1)	(17,798,496)
Net Assets		100.0	851,463,571

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Variable or floating rate security. These securities are shown at their current rate as of January 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
***	Annualized yield at time of purchase; not a coupon rate.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at January 31, 2018 amounted to $28,126,156, which is 3.3% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	Principal amount stated in U.S. dollars unless otherwise noted.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At January 31, 2018, this security has been pledged, in whole or in part, as collateral for open over-the-counter derivatives.
(f)	At January 31, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)	At January 31, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(h)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
CLO: Collateralized Loan Obligation
EM: Emerging Markets
GDR: Global Depositary Receipt
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
PJSC: Public Joint Stock Company
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SPDR: Standard & Poor's Depositary Receipt
At January 31, 2018, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)

10 Year U.S. Treasury Note	USD	3/20/2018	185	23,104,315	22,491,953	(612,362)
Euro Stoxx 50 Index	EUR	3/16/2018	267	11,755,406	11,933,776	178,370
Mini MSCI Emerging Market Index	USD	3/16/2018	771	43,305,343	48,488,190	5,182,847
Nikkei 225 Mini Index	JPY	3/8/2018	912	18,842,289	19,289,255	446,966
U.S. Treasury Long Bond	USD	3/20/2018	5	766,416	739,062	(27,354)
Ultra 10 Year U.S. Treasury Note	USD	3/20/2018	110	14,462,873	14,322,344	(140,529)
Ultra Long U.S. Treasury Bond	USD	3/20/2018	45	7,498,574	7,287,188	(211,386)
Total net unrealized appreciation						4,816,552

At January 31, 2018, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)

2 Year U.S. Treasury Note	USD	3/29/2018	210	45,057,745	44,779,219	278,526
3 Month Euro Euribor Interest Rate	EUR	12/17/2018	12	3,734,498	3,734,334	164
3 Month Euro Swiss Franc (Euroswiss) Interest Rate	CHF	12/17/2018	14	3,782,572	3,783,723	(1,151)
3 Month Euroyen	JPY	12/17/2018	16	3,660,869	3,660,713	156
5 Year U.S. Treasury Note	USD	3/29/2018	115	13,430,388	13,191,758	238,630
90 Day Eurodollar	USD	12/17/2018	14	3,426,640	3,416,525	10,115
90 Day Sterling Interest Rate	GBP	12/19/2018	21	3,693,900	3,692,443	1,457
ASX 90 Day Bank Accepted Bills	AUD	12/13/2018	18	14,434,952	14,432,865	2,087
CBOE Volatility Index	USD	6/20/2018	590	8,484,194	8,776,250	(292,056)
Federal Republic of Germany Euro-Bund	EUR	3/8/2018	114	22,893,554	22,478,854	414,700
Total net unrealized appreciation						652,628

At January 31, 2018, open written options contracts were as follows:

Options on Interest Rate Swap Contracts

Counterparty	Swap Effective/ Expiration Date	Contract Amount	Notional Amount ($)	Option Expiration Date	Premiums Received ($)	Value ($)	Unrealized Appreciation ($)

Call Options
Receive Fixed - 2.13% -Paid Floating - 3-Month LIBOR

Morgan Stanley	1/9/2019 1/9/2049	24,000,000	24,000,000	1/7/2019	337,800	(226,610)	111,190

At January 31, 2018, open credit default swap contracts sold were as follows:

Centrally Cleared Swaps
Underlying Reference Obligation	Fixed Cash Flows Received/ Frequency	Expiration Date	Notional Amount (j)	Currency	Value ($)	Upfront Payments Paid ($)	Unrealized Appreciation ($)
Markit CDX North America High Yield Index	5.0%/ Quarterly	6/20/2022	12,256,200	USD	1,142,554	750,811	391,743

(j)	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

At January 31, 2018, open interest rate swap contracts were as follows:
Centrally Cleared Swaps
Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Effective/ Expiration Date	Notional Amount ($)	Currency	Value ($)	Upfront Payments Paid/(Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

Fixed — 1.75% Semi-Annually	Floating — 3-Month LIBOR Quarterly	6/20/2018 6/20/2020	3,000,000	USD	44,107	31,968	12,139
Fixed — 2.25% Semi-Annually	Floating — 3-Month LIBOR Quarterly	6/20/2018 6/20/2028	33,800,000	USD	1,702,706	861,555	841,151
Fixed — 2.5% Semi-Annually	Floating — 3-Month LIBOR Quarterly	6/20/2018 6/20/2048	10,700,000	USD	831,000	366,950	464,050
Floating — 3-Month LIBOR Quarterly	Fixed — 2.0% Semi-Annually	6/20/2018 6/20/2023	9,000,000	USD	(290,517)	(168,652)	(121,865)
Floating — 3-Month LIBOR Quarterly	Fixed — 2.5% Semi-Annually	6/20/2018 6/20/2038	5,800,000	USD	(355,357)	(142,990)	(212,367)
Total net unrealized appreciation							983,108

LIBOR: London Interbank Offered Rate; 3-month LIBOR rate as of January 31, 2018 is 1.778%.
At January 31, 2018, open total return swap contracts were as follows:

Bilateral Swaps - Long

Pay/Receive Return of the Reference Index	Fixed Cash Flows Paid	Frequency	Counterparty/ Expiration Date	Notional Amount	Value ($)	Upfront Payments Paid ($)	Unrealized Appreciation ($)
MSCI World Net Total Return USD Index	1.339%	At Expiration	Goldman Sachs & Co. 3/14/2018	32,797,710	3,816,382	—	3,816,382
MSCI World Net Total Return USD Index	1.259%	At Expiration	Citigroup, Inc. 3/14/2018	49,199,347	5,734,816	—	5,734,816
Total unrealized appreciation							9,551,198

At January 31, 2018, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	17,384,896	GBP	12,800,000	2/28/2018	806,548	JPMorgan Chase Securities, Inc.
USD	26,511,341	EUR	22,176,000	2/28/2018	1,066,362	Credit Agricole
USD	13,066,227	AUD	16,640,000	3/1/2018	340,666	Citigroup, Inc.
USD	3,379,118	EUR	2,750,000	4/11/2018	50,755	Morgan Stanley
Total unrealized appreciation					2,264,331

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
AUD	2,940,000	USD	2,267,475	2/6/2018	(101,510)	National Australia Bank Ltd.
GBP	12,800,000	USD	16,994,240	2/28/2018	(1,197,204)	JPMorgan Chase Securities, Inc.
EUR	22,176,000	USD	26,231,037	2/28/2018	(1,346,667)	Credit Agricole
AUD	16,640,000	USD	12,591,837	3/1/2018	(815,055)	Citigroup, Inc.
EUR	15,500,000	USD	18,625,598	4/3/2018	(696,077)	Barclays Bank PLC
GBP	13,600,000	USD	18,480,972	4/10/2018	(880,230)	Morgan Stanley
EUR	2,750,000	USD	3,298,417	4/11/2018	(131,455)	Morgan Stanley
MXN	54,000,000	USD	2,851,621	4/19/2018	(13,468)	HSBC Holdings PLC
EUR	2,750,000	USD	3,380,850	4/19/2018	(50,858)	Morgan Stanley
Total unrealized depreciation					(5,232,524)

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$62,463,008	$—	$—	$62,463,008
Consumer Staples	35,417,389	—	—	35,417,389
Energy	39,435,314	—	—	39,435,314
Financials	65,018,961	—	—	65,018,961
Health Care	40,314,526	—	—	40,314,526
Industrials	53,905,751	—	—	53,905,751
Information Technology	87,137,456	—	—	87,137,456
Materials	10,151,784	—	19,425	10,171,209
Real Estate	23,956,986	—	—	23,956,986
Telecommunication Services	31,282,946	—	—	31,282,946
Utilities	17,029,370	—	—	17,029,370
Preferred Stocks (k)	44,323,161	—	—	44,323,161
Warrant	—	—	22,262	22,262
Fixed Income Investments (k)
Corporate Bonds	—	135,052,884	—	135,052,884
Asset-Backed	—	7,259,748	—	7,259,748
Mortgage-Backed Securities Pass-Throughs	—	2,616,829	—	2,616,829
Commercial Mortgage-Backed Securities	—	8,385,894	—	8,385,894
Collateralized Mortgage Obligations	—	15,552,355	—	15,552,355
Government & Agency Obligations	—	44,757,818	—	44,757,818
Convertible Bond	—	—	936,326	936,326
Loan Participations and Assignments	—	9,566,890	—	9,566,890
Municipal Bonds and Notes	—	714,209	—	714,209
Short-Term U.S. Treasury Obligations	—	25,543,343	—	25,543,343
Exchange-Traded Funds	73,843,777	—	—	73,843,777
Short-Term Investments (k)	34,553,655	—	—	34,553,655
Derivatives (l)
Futures Contracts	6,754,018	—	—	6,754,018
Credit Default Swap Contracts	—	391,743	—	391,743
Interest Rate Swap Contracts	—	1,317,340	—	1,317,340
Total Return Swap Contracts	—	9,551,198	—	9,551,198
Forward Foreign Currency Exchange Contracts	—	2,264,331	—	2,264,331
Total	$625,588,102	$262,974,582	$978,013	$889,540,697
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (l)
Futures Contracts	$(1,284,838)	$—	$—	$(1,284,838)
Written Options	—	(226,610)	—	(226,610)
Interest Rate Swap Contracts	—	(334,232)	—	(334,232)
Forward Foreign Currency Exchange Contracts	—	(5,232,524)	—	(5,232,524)
Total	$(1,284,838)	$(5,793,366)	$—	$(7,078,204)

As a result of the fair valuation model utilized by the Fund, certain international securities transferred from Level 2 to Level 1. During the period ended January 31, 2018, the amount of the transfers between Level 2 and Level 1 was $7,090,986.

Transfers between price levels are recognized at the beginning of the reporting period.

(k)	See Investment Portfolio for additional detailed categorizations.
(l)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, total return swap contracts, forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2018 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$ —	$ 391,743	$ —	$ —
Equity Contracts	$ 5,516,127	$ 9,551,198	$ —	$ —
Foreign Currency Contracts	$ —	$ —	$ (2,968,193)	$ —
Interest Rate Contracts	$ (46,947)	$ 983,108	$ —	$ 111,190

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global Income Builder Fund, a series of Deutsche Market Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	March 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	March 23, 2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 23, 2018